Segment Reporting - Schedule of net loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 11,867	$ 781	$ 14,856	$ 1,553	$ 1,554	$ 3,856
Cost of sales	10,091	476	11,222	1,039	579	3,656
Interest income, net	(693)	(1,273)	(1,406)	(1,677)
Fair value changes and financing charges	$ 4,424	$ 15,488	$ 121,511	$ 25,130
Net loss					(61,195)	(87,589)
Single Reportable Segment [Member]
Segment Reporting Information [Line Items]
Revenues					1,554	3,856
Cost of sales					579	3,656
Employee costs					31,981	23,773
Technology costs					4,694	2,693
Depreciation and amortization					886	2,040
Interest income, net					(1,903)	255
Fair value changes and financing charges					16,187	49,454
Other segment items (a)					10,325	9,574
Net loss					$ (61,195)	$ (87,589)